Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Stock Options (Details)	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Oct. 18, 2019
Date of the CEO decision		Oct. 31, 2019
Excercise price | € / shares		€ 12.32
Valuation method used		Black & Scholes
Expected dividends		0.00%
Expected volatility		40.00%
Risk-free interest rate		0.00%
S O | Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO	Dec. 11, 2020
Date of the CEO decision	Dec. 11, 2020
Total number of SO subscribed	35,000
Total number of SO voided	0
Total number of SO definitively vested	0
Total number of SO remaining	35,000
Excercise price | € / shares	€ 4.38
Vesting period	From 12/31/2020 to 12/31/2023
Exercice period	From 01/01/2024 to 12/31/2027
Fair value | € / shares	€ 1.16
Valuation method used	Black-Scholes
Price of the share at the time of allocation | € / shares	€ 3.99
Expected dividends	0.00%
Expected volatility	49.00%
Risk-free interest rate	(0.70%)
Turnover rate	0.00%
S O | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO	Dec. 11, 2020
Date of the CEO decision	Dec. 11, 2020
Total number of SO subscribed	103,750
Total number of SO voided	0
Total number of SO definitively vested	0
Total number of SO remaining	103,750
Excercise price | € / shares	€ 3.50
Vesting period	From 12/31/2020 to 12/31/2023
Exercice period	From 01/01/2024 to 12/31/2027
Fair value | € / shares	€ 1.46
Valuation method used	Black-Scholes
Price of the share at the time of allocation | € / shares	€ 3.99
Expected dividends	0.00%
Expected volatility	49.00%
Risk-free interest rate	(0.70%)
Turnover rate	0.00%
SO US | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO	Dec. 11, 2020
Date of the CEO decision	Dec. 11, 2020
Total number of SO subscribed	56,250
Total number of SO voided	0
Total number of SO definitively vested	0
Total number of SO remaining	48,750
Excercise price | € / shares	€ 4.52
Vesting period	From 12/31/2020 to 12/31/2023
Exercice period	From 01/01/2024 to 12/31/2027
Fair value | € / shares	€ 1.12
Valuation method used	Black-Scholes
Price of the share at the time of allocation | € / shares	€ 3.99
Expected dividends	0.00%
Expected volatility	49.00%
Risk-free interest rate	(0.70%)
Turnover rate	0.00%
SO 1 et 2 2017 | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting				Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO				Nov. 21, 2017
Date of the CEO decision				Dec. 06, 2017
Total number of SO subscribed				96,250
Total number of SO voided				35,273
Total number of SO definitively vested				60,977
Total number of SO remaining				0
Excercise price | € / shares				€ 17.91
Vesting period				From 12/06/2017 to 12/31/2020
Exercice period				From 01/01/2021 to 12/31/2027
Fair value | € / shares				€ 9.32
Valuation method used				Black-Scholes
Price of the share at the time of allocation | € / shares				€ 21.95
Expected dividends				0.00%
Expected volatility				53.70%
Risk-free interest rate				0.00%
Turnover rate				15.00%
SO 2019 | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO		Jul. 18, 2019
Date of the CEO decision		Jul. 18, 2019
Total number of SO subscribed		107,880
Total number of SO voided		13,350
Total number of SO definitively vested		0
Total number of SO remaining		94,530
Excercise price | € / shares		€ 13.99
Vesting period		From 07/18/2019 to 09/16/2022 and From 11/27/2019 to 01/16/2023
Exercice period		From 09/17/2022 to 09/17/2029 and From 01/17/2023 to 01/17/2030
Fair value | € / shares		€ 4.59
Valuation method used		Black-Scholes
Price of the share at the time of allocation | € / shares		€ 17.06
Expected dividends		0.00%
Risk-free interest rate		0.00%
Turnover rate		0.00%
SO US 2017 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting				Jun. 16, 2017
Date of the decision and delegation of the Board of Directors to the CEO				Nov. 21, 2017
Date of the CEO decision				Dec. 06, 2017
Total number of SO subscribed				13,000
Total number of SO voided				13,000
Total number of SO definitively vested				0
Total number of SO remaining				0
Excercise price | € / shares				€ 22.54
Vesting period				From 12/06/2017 to 12/31/2020
Exercice period				From 01/01/2021 to 12/31/2027
Fair value | € / shares				€ 9.32
Valuation method used				Black-Scholes
Price of the share at the time of allocation | € / shares				€ 21.95
Expected dividends				0.00%
Expected volatility				53.70%
Risk-free interest rate				0.00%
Turnover rate				15.00%
SO US 1 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Nov. 27, 2019
Total number of SO subscribed		30,620
Total number of SO voided		7,000
Total number of SO definitively vested		0
Total number of SO remaining		23,620
Excercise price | € / shares		€ 16.90
Vesting period		From 07/18/2019 to 09/16/2022 and From 11/27/2019 to 01/16/2023
Exercice period		From 09/17/2022 to 09/17/2029 and From 01/17/2023 to 01/17/2030
Fair value | € / shares		€ 3.67
Valuation method used		Black-Scholes
SO US 2016 | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting					Jun. 21, 2016
Date of the Management Board meeting					Dec. 15, 2016
Total number of SO subscribed					62,875
Total number of SO voided					13,169
Total number of SO definitively vested					49,706
Total number of SO remaining					0
Excercise price | € / shares					€ 15.79
Vesting period					From 12/15/2016 to 12/15/2019
Exercice period					From 12/16/2019 to 12/16/2026
Fair value | € / shares					€ 10.30
Valuation method used					Black-Scholes
Price of the share at the time of allocation | € / shares					€ 20.79
Expected dividends					0.00%
Expected volatility					63.00%
Risk-free interest rate					0.00%
Turnover rate					15.00%
SO US 2 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting		Nov. 27, 2019
Date of the decision and delegation of the Board of Directors to the CEO		Nov. 27, 2019
Date of the CEO decision		Nov. 27, 2019
Total number of SO subscribed		13,350
Total number of SO voided		4,450
Total number of SO definitively vested		0
Total number of SO remaining		8,900
Excercise price | € / shares		€ 14.31
Vesting period		From 07/18/2019 to 09/16/2022 and From 11/27/2019 to 01/16/2023
Exercice period		From 09/17/2022 to 09/17/2029 and From 01/17/2023 to 01/17/2030
Fair value | € / shares		€ 3.23
Valuation method used		Black-Scholes
Price of the share at the time of allocation | € / shares		€ 14.50
Expected dividends		0.00%
Expected volatility		40.00%
Risk-free interest rate		0.00%
Turnover rate		0.00%
SO US 2016 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting					Jun. 21, 2016
Date of the Management Board meeting					Dec. 15, 2016
Total number of SO subscribed					10,500
Total number of SO voided					10,500
Total number of SO definitively vested					0
Total number of SO remaining					0
Excercise price | € / shares					€ 21.12
Vesting period					From 12/15/2016 to 12/15/2019
Exercice period					From 12/16/2019 to 12/16/2026
Fair value | € / shares					€ 8.52
Valuation method used					Black-Scholes
Price of the share at the time of allocation | € / shares					€ 20.79
Expected dividends					0.00%
Expected volatility					63.00%
Risk-free interest rate					0.00%
Turnover rate					15.00%
SO 2018 | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting			Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO			Nov. 07, 2018
Date of the CEO decision			Nov. 07, 2018
Total number of SO subscribed			122,000
Total number of SO voided			50,322
Total number of SO definitively vested			0
Total number of SO remaining			71,678
Excercise price | € / shares			€ 16.00
Vesting period			From 11/07/2018 to 12/31/2021
Exercice period			From 01/01/2022 to 12/31/2028
Fair value | € / shares			€ 9.32
Valuation method used			Black-Scholes
Price of the share at the time of allocation | € / shares			€ 22.12
Expected dividends			0.00%
Expected volatility			44.10%
Risk-free interest rate			0.00%
Turnover rate			15.00%
SO US 2018 | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting			Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO			Nov. 07, 2018
Date of the CEO decision			Nov. 07, 2018
Total number of SO subscribed			17,500
Total number of SO voided			7,787
Total number of SO definitively vested			0
Total number of SO remaining			9,713
Excercise price | € / shares			€ 21.65
Vesting period			From 11/07/2018 to 12/31/2021
Exercice period			From 01/01/2022 to 12/31/2028
Fair value | € / shares			€ 6.90
Valuation method used			Black-Scholes
Price of the share at the time of allocation | € / shares			€ 22.12
Expected dividends			0.00%
Expected volatility			44.10%
Risk-free interest rate			0.00%
Turnover rate			15.00%